Income Taxes (Details) - Schedule of Deferred Taxes Assets and Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Deferred Taxes Assets and Liabilities [Line Items]
Deferred income taxes assets	$ 444,200	$ 774,861
Deferred income taxes liabilities	(1,234,721)	(1,360,257)
Deferred income taxes	$ (790,521)	$ (585,396)